Note 16 Commitments and Contingencies - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2017	$ 23,334
2018	19,785
2019	17,071
2020	14,065
2021	10,600
Thereafter	$ 17,252